Financial Instrument - Summary of Interest Bearing Financial Instruments (Detail) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]	Dec. 31, 2015	[1]
Disclosure of interest bearing financial instruments [line Items]
Investments	€ 61,800	€ 41,103
Cash and cash equivalents	143,747	149,678	[1]	€ 56,917		€ 32,851
Variable rate instruments [member]
Disclosure of interest bearing financial instruments [line Items]
Cash and cash equivalents	€ 143,747	€ 149,678

[1]	See Note 4 for details regarding the restatement as a result of a change in accounting policy.